CAPITAL MANAGEMENT (Details Narrative)	12 Months Ended
Dec. 31, 2025
Notes and other explanatory information [abstract]
Board of Directors description	During the year ended December 31, 2025, Aura’s Board of Directors declared and approved the payment of quarterly dividends on February 26, May 5, August 5, and November 4, 2025, totaling US$18.3 million, US$29.8 million, US$27.6 million, and US$40.1 million, respectively. These dividends corresponded to US$0.25, US$0.40, US$0.33, and US$0.48 per common share, and US$0.08, US$0.13, US$0.11, and US$0.16 per Brazilian Depositary Receipt (“BDR”), respectively. The dividends were paid on March 28, May 30, September 5, and December 2, 2025, respectively.